Arbitral Award, Settlement Agreement and Mining Data Sale:	3 Months Ended
Mar. 31, 2022
Arbitral Award Settlement Agreement And Mining Data Sale
Arbitral Award, Settlement Agreement and Mining Data Sale:

Note 2. Arbitral Award, Settlement Agreement and Mining Data Sale:

In October 2009 we initiated a claim (the "Brisas Arbitration") under the Additional Facility Rules of the International Centre for the Settlement of Investment Disputes ("ICSID") to obtain compensation for the losses caused by the actions of Venezuela that terminated our previous mining project known as the "Brisas Project." On September 22, 2014, we were granted an Arbitral Award (the "Award") totaling $740.3 million.

In July 2016, we signed the Settlement Agreement, subsequently amended, whereby Venezuela agreed among other things to pay us a total of approximately $1.032 billion which is comprised of $792 million to satisfy the Award (including interest) and $240 million for the purchase of our mining data related to the Brisas Project (the "Mining Data") in a series of payments ending on or before June 15, 2019. As agreed, the first $240 million received by Gold Reserve from Venezuela has been recognized as proceeds from the sale of the Mining Data.

To date, the Company has received payments of approximately $254 million pursuant to the Settlement Agreement. The remaining unpaid amount due from Venezuela pursuant to the Settlement Agreement, which is delinquent, totals approximately $931 million (including interest of approximately $153 million) as of March 31, 2022. In relation to the unpaid amount due from Venezuela, the Company has not recognized an Award receivable or associated liabilities on its financial statements which would include taxes, bonus plan and contingent value right payments, as management has not yet determined that payment from Venezuela is probable. This judgement was based on various factors including the Sanctions imposed on Venezuela, the current economic and political instability in Venezuela and the history of non-payment by Venezuela under the terms of the Settlement Agreement. The Award receivable and any associated liabilities will be recognized when, in management’s judgment, it is probable that payment from Venezuela will occur.

The interest rate provided for on any unpaid amounts pursuant to the Award is specified as LIBOR plus two percent. With the phase out of LIBOR, if and when it is possible to engage with the Venezuelan government, we expect that, if necessary, we will either come to an agreement with Venezuela as to an appropriate replacement or, alternatively, petition the court responsible for the enforcement of our Award judgement to rule on a new interest rate benchmark.

In addition to other constraints, the Sanctions restrict the Company from working with those Venezuelan government officials responsible for the payment and transfer of funds associated with the Settlement Agreement which adversely impacts our ability to collect the remaining balance of the Award plus interest and/or amounts due pursuant to the Settlement Agreement from Venezuela. The Company, with counsels’ assistance, continues to evaluate and pursue various options in regard to the Award and the Settlement Agreement.

We have Contingent Value Rights ("CVRs") outstanding that entitle the holders to an aggregate of 5.466% of certain proceeds from Venezuela associated with the collection of the Award and/or sale of Mining Data or an enterprise sale (the "Proceeds"), less amounts for certain specified obligations (as defined in the agreement), as well as a bonus plan as described below. We have been advised by the holder of the majority of the CVRs that it believes that the Company's 45% interest in Siembra Minera represents "Proceeds" for purposes of the CVRs and as such it believes the CVR holders are entitled to the value of 5.466% of that interest on the date of its acquisition. For a variety of reasons, the Company does not agree with that position and believes it is inconsistent with the CVRs and the terms and manner upon which we reached settlement as to the Award with the Venezuelan government. This matter has not been resolved and it is not possible at this time to determine its outcome. As of March 31, 2022, the total cumulative estimated obligation due pursuant to the terms of the CVR from the sale of the Mining Data and collection of the Award was approximately $10 million, of which approximately $60 thousand remains payable to CVR holders.

We maintain a bonus plan (the "Bonus Plan") which is intended to compensate the participants, including executive officers, employees, directors and consultants for their past and present contributions to the Company. The bonus pool under the Bonus Plan is comprised of the gross proceeds collected or the fair value of any consideration realized less applicable taxes multiplied by 1.28% of the first $200 million and 6.4% thereafter. As of March 31, 2022, the total cumulative estimated obligation pursuant to the terms of the Bonus Plan from the sale of the Mining Data and collection of the Award was approximately $4.4 million, of which approximately $70 thousand remains payable to Bonus Plan participants.

Due to U.S. and Canadian Sanctions and the uncertainty of transferring the remaining amounts due from Venezuela to bank accounts outside of Venezuela, management only considers those funds received by the Company into its North American bank accounts as funds available for purposes of the CVR and Bonus Plan cash distributions.

Following receipt, if any, of additional funds pursuant to the Settlement Agreement and after applicable payments to CVR holders and Bonus Plan participants, we expect to distribute to our shareholders a substantial majority of any remaining amounts, subject to applicable regulatory requirements and retaining sufficient reserves for operating expenses, contractual obligations, accounts payable and income taxes, and any obligations arising as a result of the collection of the remaining amount owed by Venezuela.